CREDIT AGREEMENTS (Tables)	12 Months Ended
Dec. 25, 2013
Debt Disclosure [Abstract]
Schedule of Anual Principal Maturity

Annual principal maturities of the First Lien Term Loan and the Second Lien Term Loan fall due as follows (in thousands):

For the Years Ending	First Lien	Second Lien
December 31, 2014	$1,900	$—
December 30, 2015	1,900	—
December 28, 2016	1,900	—
December 27, 2017	1,900	—
December 26, 2018	182,400	—
December 25, 2019	—	100,000
	190,000	100,000
Less: unamortized discount	(910)	(962)
Total	$189,090	$99,038